Segment Reporting - Summary of the Schedule of the Company's gross written premiums based on the location of the insured risk (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Segment Reporting Information [Line Items]
Gross written premiums	$ 3,967.6	$ 4,338.7	$ 3,938.4
Australia/Asia
Segment Reporting Information [Line Items]
Gross written premiums	177.8	257.5	275.8
Europe
Segment Reporting Information [Line Items]
Gross written premiums	179.4	194.5	140.6
United Kingdom
Segment Reporting Information [Line Items]
Gross written premiums	532.5	485.8	393.2
United States & Canada
Segment Reporting Information [Line Items]
Gross written premiums	2,472.0	2,715.7	2,301.8
Worldwide excluding United States
Segment Reporting Information [Line Items]
Gross written premiums	28.8	24.2	31.5
Worldwide including United States
Segment Reporting Information [Line Items]
Gross written premiums	417.2	541.7	592.2
Other (4)
Segment Reporting Information [Line Items]
Gross written premiums	$ 159.9	$ 119.3	$ 203.3